UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from
March 1, 2018 through March 31, 2018

Commission File Number of issuing entity: 333-75276
Central Index Key Number of issuing entity: 0001163321

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)

Commission File Number of issuing entity: 000-25762
Central Index Key Number of issuing entity: 0000922869

CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-75276-01
Central Index Key Number of depositor: 0001162387

CAPITAL ONE FUNDING, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001514949
CAPITAL ONE BANK (USA), NATIONAL
ASSOCIATION
(Exact name of sponsor as specified in its charter)

Eric Bauder
Director, Capital Markets
703-720-3148

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	New York (State or other jurisdiction of incorporation or organization of the issuing entity)
c/o Deutsche Bank Trust Company Delaware E.A. Delle Donne Corporate Center 1011 Centre Road Wilmington DE 19805-1266 (Address of principal executive offices of issuing entity)	c/o Capital One Bank (USA), National Association Mail Stop 12017-0500 140 East Shore Drive Room 1071-B Glen Allen, VA 23059 (Address of principal executive offices of issuing entity)

302-636-3392 (Telephone number, including area code)	804-965-7100 (Telephone number, including area code)

Not Applicable (I.R.S. Employer Identification No.)	Not Applicable (I.R.S. Employer Identification No.)

N/A (Former name, former address, if changed since last report)	N/A (Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X      No ___

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

ITEM 10 - Exhibits

Exhibit 99.1    Monthly Series 2002-CC Certificateholders’ Statement
Exhibit 99.2    Card Series Schedule to Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: April 16, 2018

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By:	CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Managing Vice President, Deputy Controller

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